Revenue from collaboration agreements (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Deferred revenue related to the collaboration agreements
Deferred revenue related to the collaboration agreements consists of the following:

	As of
	December 31, 2023	December 31, 2022
	(Euros in thousands)
Current	100,401	64,957
Non-current	115,527	75,759

Total	215,928	140,716

Summary of revenue from collaboration agreements explanatory
Revenue from collaboration agreements was realized with the following partners:

	Year ended December 31,
	2023	2022	2021
	(Euros in thousands)
Revenue from collaboration agreements:
Genmab, Denmark	(2,067)	9,617	6,929
Moderna, United States	5,369	—	—
BMS, United States	50,695	126,100	13,138
Amgen, United States	—	—	10,228
GSK, United Kingdom	—	37,114	4,468

Total	53,997	172,831	34,763